Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 86.5%

Communication Services - 4.9%
Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A	59,504	$11,418,818
Meta Platforms, Inc. - Class A	14,575	11,272,888
Total Communication Services		22,691,706
Consumer Discretionary - 10.9%
Automobiles - 1.1%
Ferrari N.V. (Italy)	11,255	4,990,354
Broadline Retail - 4.2%
Amazon.com, Inc.*	70,353	16,470,341
MercadoLibre, Inc. (Brazil)*	1,199	2,846,294
		19,316,635
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc.*	116,052	4,976,310
Household Durables - 1.9%
Persimmon plc - ADR (United Kingdom).	145,268	4,420,505
Taylor Wimpey plc - ADR (United Kingdom)	325,629	4,395,992
		8,816,497
Specialty Retail - 0.8%
The TJX Companies, Inc.	29,484	3,671,642
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA - ADR (France)	34,738	8,521,926
Total Consumer Discretionary		50,293,364
Consumer Staples - 2.6%
Beverages - 1.9%
The Coca-Cola Co.	128,794	8,743,825
Personal Care Products - 0.7%
L’Oreal S.A. - ADR (France)	36,302	3,213,816
Total Consumer Staples		11,957,641
Financials - 14.0%
Banks - 2.7%
HDFC Bank Ltd. - ADR (India)	67,635	5,192,339
JPMorgan Chase & Co.	12,357	3,660,638
NU Holdings Ltd. - Class A (Brazil)*	281,632	3,441,543
		12,294,520
Capital Markets - 6.8%
BlackRock, Inc.	6,513	7,203,443
Deutsche Boerse AG - ADR (Germany)	101,264	2,924,504
Intercontinental Exchange, Inc.	17,897	3,307,903
Moody’s Corp.	15,096	7,785,460
Nasdaq, Inc.	44,051	4,238,587
S&P Global, Inc.	10,627	5,856,540
		31,316,437
Financial Services - 4.5%
Mastercard, Inc. - Class A	20,021	11,341,296

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Financial Services (continued)
Visa, Inc. - Class A	28,016	$9,678,687
		21,019,983
Total Financials		64,630,940
Health Care - 11.1%
Biotechnology - 1.0%

Vertex Pharmaceuticals, Inc.*	9,730	4,445,345
Health Care Equipment & Supplies - 1.5%
Intuitive Surgical, Inc.*	13,920	6,696,773
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	34,173	8,528,214
Life Sciences Tools & Services - 2.4%
Lonza Group AG - ADR (Switzerland)	51,405	3,585,499
Thermo Fisher Scientific, Inc.	16,013	7,488,960
		11,074,459
Pharmaceuticals - 4.4%
AstraZeneca plc - ADR (United Kingdom)	168,282	12,299,731
Roche Holding AG - ADR	126,048	4,904,528
Zoetis, Inc.	21,504	3,135,068
		20,339,327
Total Health Care		51,084,118
Industrials - 12.2%
Aerospace & Defense - 3.6%
BAE Systems plc - ADR (United Kingdom)	20,600	1,969,669
HEICO Corp. - Class A	20,905	5,395,371
L3Harris Technologies, Inc.	34,633	9,517,841
		16,882,881
Air Freight & Logistics - 2.2%
Deutsche Post AG - ADR (Germany)	221,421	9,966,159
Commercial Services & Supplies - 0.9%
Rollins, Inc.	69,996	4,008,671
Ground Transportation - 3.1%
Canadian National Railway Co. (Canada)	51,458	4,808,750
Canadian Pacific Kansas City Ltd. (Canada)	42,233	3,106,237
CSX Corp.	112,869	4,011,364
Union Pacific Corp.	11,890	2,639,224
		14,565,575
Professional Services - 2.4%
Experian plc - ADR	59,951	3,169,010
TransUnion	81,841	7,790,445
		10,959,455
Total Industrials		56,382,741

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. - Class A	37,891	$4,035,770
CDW Corp.	17,615	3,071,704
Halma plc - ADR (United Kingdom)	39,519	3,445,662
		10,553,136
Semiconductors & Semiconductor Equipment - 5.9%
Infineon Technologies AG - ADR (Germany)	184,594	7,258,236
NVIDIA Corp.	66,508	11,829,778
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	34,409	8,313,903
		27,401,917
Software - 14.4%
Atlassian Corp. - Class A*	38,039	7,295,120
Cadence Design Systems, Inc.*	34,715	12,656,048
Clearwater Analytics Holdings, Inc. - Class A*	155,878	3,158,088
Microsoft Corp.	30,780	16,421,130
Salesforce, Inc.	10,840	2,800,297
ServiceNow, Inc.*	11,261	10,620,474
Synopsys, Inc.*	12,324	7,806,884
Workday, Inc. - Class A*	24,719	5,670,044
		66,428,085
Total Information Technology		104,383,138
Materials - 5.3%
Chemicals - 4.7%
Air Liquide S.A. - ADR (France)	222,153	8,752,828
Albemarle Corp.	44,336	3,008,198
The Sherwin-Williams Co.	11,308	3,741,591
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	176,912	6,501,516
		22,004,133
Paper & Forest Products - 0.6%
West Fraser Timber Co. Ltd. (Canada)	38,676	2,680,633
Total Materials		24,684,766
Real Estate - 2.9%
Real Estate Management & Development - 2.3%
CBRE Group, Inc. - Class A*	66,955	10,427,572
Specialized REITs - 0.6%
Extra Space Storage, Inc.	20,385	2,738,928
Total Real Estate		13,166,500
TOTAL COMMON STOCKS
(Identified Cost $318,567,553)		399,274,914

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS - 3.9%

Non-Convertible Corporate Bonds- 3.9%
Communication Services - 0.1%
Entertainment - 0.1%
The Walt Disney Co., 6.65%, 11/15/2037	315,000	$357,484
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	193,497
Total Communication Services		550,981

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037	900,000	803,307
Household Durables - 0.1%
DR Horton, Inc., 4.85%, 10/15/2030	390,000	392,131
Specialty Retail - 0.0%##
Ross Stores, Inc., 1.875%, 4/15/2031	130,000	111,348
Total Consumer Discretionary		1,306,786

Energy - 0.5%
Energy Equipment & Services - 0.0%##
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[2]	186,951	179,144
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $184,042)[3]	203,589	183,234
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	560,000	598,540
Energy Transfer LP
7.375%, 2/1/2031[2]	370,000	387,014
6.50%, 2/1/2042	580,000	604,572
Kinder Morgan, Inc., 4.80%, 2/1/2033	315,000	309,778
New Fortress Energy, Inc., 8.75%,
3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $230,731)[3]	230,000	53,673
		2,136,811
Total Energy		2,315,955

Financials - 2.0%
Banks - 1.3%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	660,000	591,820
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	600,000	583,667
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	500,000	499,657

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	150,000	$155,918
Huntington Bancshares, Inc., 2.55%, 2/4/2030	440,000	402,543
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	990,000	987,063
KeyBank NA, 5.85%, 11/15/2027	480,000	493,440
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	600,000	606,541
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	640,000	595,612
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4].	580,000	582,838
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	570,000	581,075
		6,080,174
Capital Markets - 0.2%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	250,000	242,140
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	240,000	243,029
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	580,000	605,792
		1,090,961
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	830,000	884,850
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	138,972
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	250,000	253,385
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	250,000	254,130
New York Life Global Funding, 4.70%, 1/29/2029[2]	190,000	192,080
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	380,000	398,425
		1,098,020
Total Financials		9,292,977

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. CME Term
U.S. Secured Overnight Financing
Rate + 2.350%), 6.613%, 12/15/2055[4]	140,000	$140,461
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	22,436	22,461
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	23,662	23,218
Series 2019-2, Class B, 3.50%, 5/1/2028	162,775	157,714
		203,393
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	410,000	390,221
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	540,000	529,495
		919,716
Total Industrials		1,263,570

Materials - 0.1%
Metals & Mining - 0.1%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	200,000	214,753
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	340,132	335,235
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,6]	220,000	2
Total Materials		549,990
Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	224,609

Retail REITs - 0.1%
Simon Property Group LP
2.25%, 1/15/2032	180,000	155,118
2.65%, 2/1/2032	406,000	357,994
		513,112
Specialized REITs - 0.2%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	244,427
Safehold GL Holdings LLC, 6.10%, 4/1/2034	417,000	435,795

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	$415,247
		1,095,469
Total Real Estate		1,833,190

Utilities - 0.2%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	370,000	393,893
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	676,311
Total Utilities		1,070,204

TOTAL CORPORATE BONDS (Identified Cost $18,085,931)		18,183,653

U.S. TREASURY SECURITIES - 6.4%

U.S. Treasury Bonds - 2.1%
U.S. Treasury Bond
2.375%, 2/15/2042	6,496,000	4,677,120
3.00%, 5/15/2047	6,891,000	5,100,416
Total U.S. Treasury Bonds
(Identified Cost $10,129,100)		9,777,536
U.S. Treasury Notes - 4.3%
U.S. Treasury Note
2.25%, 11/15/2027	4,867,000	4,690,571
1.375%, 11/15/2031	12,068,000	10,262,514
4.25%, 11/15/2034	4,658,000	4,628,888

Total U.S. Treasury Notes
(Identified Cost $19,395,431)		19,581,973
TOTAL U.S. TREASURY SECURITIES (Identified Cost $29,524,531)		29,359,509

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	3,447	3,148
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.164%, 3/26/2040[2,7]	5,379	5,345
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	50,461
TOTAL ASSET-BACKED SECURITIES (Identified Cost $58,851)		58,954

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	207	$196
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	1,682	1,492
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	2,097	1,950
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,033	1,864
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	764	749
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	4,514	3,971
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	1,619	1,549
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	2,159	2,084
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	2,343	2,233
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	2,785	2,558
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	947	814
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	2,842	2,545
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,269	1,140
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]	13,770	7,362
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	5,815	5,522
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.467%, 10/25/2048[2,7]	1,836	1,838

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $46,991)		37,867

FOREIGN GOVERNMENT BONDS - 0.1%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030 (Identified Cost $508,715)	510,000	513,415

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,497	$2,485
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,676	2,800
Pool #MA0258, UMBS, 4.50%, 12/1/2039	1,844	1,823
Pool #AL8674, 5.628%, 1/1/2049	6,366	6,567
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,597	1,591
Pool #C91771, 4.50%, 6/1/2034	1,595	1,589
Pool #C91780, 4.50%, 7/1/2034	1,846	1,840
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,162)		18,695

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[9]
(Identified Cost $14,715,246)	14,715,246	14,715,246

TOTAL INVESTMENTS - 100.1%		462,162,253
(Identified Cost $381,527,980)
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(489,551)
NET ASSETS - 100%		$461,672,702

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $4,727,437, which represented 1.0% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2025 was $481,336, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of July 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2025.

9Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2025

(unaudited)

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$22,691,706	$22,691,706	$—	$—
Consumer Discretionary	50,293,364	50,293,364	—	—
Consumer Staples	11,957,641	11,957,641	—	—
Financials	64,630,940	64,630,940	—	—
Health Care	51,084,118	51,084,118	—	—
Industrials	56,382,741	56,382,741	—	—
Information Technology	104,383,138	104,383,138	—	—
Materials	24,684,766	24,684,766	—	—
Real Estate	13,166,500	13,166,500	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	29,378,204	—	29,378,204	—
Corporate debt:
Communication Services	550,981	—	550,981	—
Consumer Discretionary	1,306,786	—	1,306,786	—
Energy	2,315,955	—	2,315,955	—
Financials	9,292,977	—	9,292,977	—
Industrials	1,263,570	—	1,263,570	—
Materials	549,990	—	549,990	—
Real Estate	1,833,190	—	1,833,190	—
Utilities	1,070,204	—	1,070,204	—
Asset-backed securities	58,954	—	58,954	—
Commercial mortgage-backed securities	37,867	—	37,867	—
Foreign government bonds	513,415	—	513,415	—
Short-Term Investment	14,715,246	14,715,246	—	—
Total assets	$462,162,253	$413,990,160	$48,172,093	$—

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.